Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value on a Recurring Basis
Table 15.1 presents the balances of assets and liabilities recorded at fair value on a recurring basis.
Table 15.1: Fair Value on a Recurring Basis

	December 31, 2024				December 31, 2023
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Trading debt securities:
Securities of U.S. Treasury and federal agencies	$38,320	3,829	—	42,149	32,178	3,027	—	35,205
Collateralized loan obligations	—	847	80	927	—	762	64	826
Corporate debt securities	—	17,341	45	17,386	—	12,859	82	12,941
Federal agency mortgage-backed securities	—	52,908	—	52,908	—	42,944	—	42,944
Non-agency mortgage-backed securities	—	1,702	1	1,703	—	1,477	10	1,487
Other debt securities	—	6,132	—	6,132	—	3,898	1	3,899
Total trading debt securities	38,320	82,759	126	121,205	32,178	64,967	157	97,302
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	23,285	—	—	23,285	45,467	—	—	45,467
Securities of U.S. states and political subdivisions	—	12,018	17	12,035	—	20,009	57	20,066
Federal agency mortgage-backed securities	—	123,029	—	123,029	—	59,578	—	59,578
Non-agency mortgage-backed securities	—	1,804	2	1,806	—	2,748	1	2,749
Collateralized loan obligations	—	2,202	—	2,202	—	1,533	—	1,533
Other debt securities	—	424	197	621	—	892	163	1,055
Total available-for-sale debt securities	23,285	139,477	216	162,978	45,467	84,760	221	130,448
Loans held for sale	—	4,533	180	4,713	—	2,444	448	2,892
Mortgage servicing rights (residential)	—	—	6,844	6,844	—	—	7,468	7,468
Derivative assets (gross):
Interest rate contracts	178	28,070	567	28,815	195	31,434	816	32,445
Commodity contracts	—	2,602	39	2,641	—	2,723	18	2,741
Equity contracts	19	15,074	108	15,201	71	13,041	193	13,305
Foreign exchange contracts	—	51,913	43	51,956	—	24,730	37	24,767
Credit contracts	—	90	6	96	—	74	39	113
Total derivative assets (gross)	197	97,749	763	98,709	266	72,002	1,103	73,371
Equity securities	16,931	5,344	47	22,322	10,849	8,949	43	19,841
Other assets	—	—	168	168	—	—	49	49
Total assets prior to derivative netting	$78,733	329,862	8,344	416,939	88,760	233,122	9,489	331,371
Derivative netting (1)				(78,697)				(55,148)
Total assets after derivative netting				$338,242				276,223
Derivative liabilities (gross):
Interest rate contracts	$(121)	(26,844)	(4,170)	(31,135)	(201)	(32,298)	(4,383)	(36,882)
Commodity contracts	—	(1,558)	(75)	(1,633)	—	(2,719)	(27)	(2,746)
Equity contracts	(4)	(14,327)	(1,275)	(15,606)	(35)	(12,108)	(1,667)	(13,810)
Foreign exchange contracts	—	(50,886)	(39)	(50,925)	—	(27,138)	(19)	(27,157)
Credit contracts	—	(43)	(7)	(50)	—	(39)	(5)	(44)
Total derivative liabilities (gross)	(125)	(93,658)	(5,566)	(99,349)	(236)	(74,302)	(6,101)	(80,639)
Short-sale and other liabilities	(21,835)	(6,909)	(52)	(28,796)	(19,695)	(5,776)	(83)	(25,554)
Interest-bearing deposits	—	(318)	—	(318)	—	(1,297)	—	(1,297)
Long-term debt	—	(3,495)	—	(3,495)	—	(2,308)	—	(2,308)
Total liabilities prior to derivative netting	$(21,960)	$(104,380)	(5,618)	(131,958)	(19,931)	(83,683)	(6,184)	(109,798)
Derivative netting (1)				83,014				62,144
Total liabilities after derivative netting				$(48,944)				(47,654)
(1)Represents balance sheet netting of derivative asset and liability balances, related cash collateral, and portfolio level valuation adjustments. See Note 14 (Derivatives) for additional information.

Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis
Table 15.2 presents the changes in Level 3 assets and liabilities measured at fair value on a recurring basis.
Table 15.2: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis

									Net unrealized gains (losses) related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net gains/(losses) (1)	Purchases (2)	Sales	Settlements	Transfers into Level 3 (3)	Transfers out of Level 3 (4)	Balance, end of period		(5)
Year ended December 31, 2024
Trading debt securities	$157	(7)	164	(200)	(18)	66	(36)	126	(12)	(6)
Available-for-sale debt securities	221	18	24	—	(18)	1	(30)	216	20	(6)
Loans held for sale	448	(4)	119	(120)	(91)	111	(283)	180	(5)	(7)
Mortgage servicing rights (residential) (8)	7,468	(406)	94	(312)	—	—	—	6,844	492	(7)
Net derivative assets and liabilities:
Interest rate contracts	(3,567)	(2,820)	—	—	2,802	(9)	(9)	(3,603)	(563)
Equity contracts	(1,474)	(578)	—	—	857	(204)	232	(1,167)	90
Other derivative contracts	43	263	11	(4)	(302)	(47)	3	(33)	(34)
Total derivative contracts	(4,998)	(3,135)	11	(4)	3,357	(260)	226	(4,803)	(507)	(9)
Equity securities	43	9	22	(27)	—	—	—	47	4	(6)
Other assets and liabilities	(34)	150	—	—	—	—	—	116	150	(10)
Year ended December 31, 2023
Trading debt securities	$185	(14)	141	(167)	(11)	104	(81)	157	(12)	(6)
Available-for-sale debt securities	276	(8)	113	(31)	(19)	304	(414)	221	(32)	(6)
Loans held for sale	793	1	298	(373)	(120)	126	(277)	448	(17)	(7)
Mortgage servicing rights (residential) (8)	9,310	(1,101)	161	(902)	—	—	—	7,468	86	(7)
Net derivative assets and liabilities:
Interest rate contracts	(2,582)	(2,062)	3	(3)	2,548	(1,493)	22	(3,567)	93
Equity contracts	(1,224)	(801)	—	—	521	(108)	138	(1,474)	(314)
Other derivative contracts	9	(52)	14	(4)	81	(3)	(2)	43	42
Total derivative contracts	(3,797)	(2,915)	17	(7)	3,150	(1,604)	158	(4,998)	(179)	(9)
Equity securities	20	(2)	10	(8)	—	23	—	43	(1)	(6)
Other assets and liabilities	(167)	133	—	—	—	—	—	(34)	133	(10)
Year ended December 31, 2022
Trading debt securities	$241	(72)	218	(186)	(6)	22	(32)	185	(73)	(6)
Available-for-sale debt securities	186	(36)	327	(26)	(25)	460	(610)	276	(10)	(6)
Loans held for sale	1,033	(252)	389	(391)	(207)	237	(16)	793	(170)	(7)
Mortgage servicing rights (residential) (8)	6,920	2,001	1,003	(614)	—	—	—	9,310	3,254	(7)
Net derivative assets and liabilities:
Interest rate contracts	127	(3,280)	—	—	994	(435)	12	(2,582)	(2,073)
Equity contracts	(417)	35	—	(9)	718	(584)	(967)	(1,224)	276
Other derivative contracts	5	(68)	19	(9)	118	(16)	(40)	9	(16)
Total derivative contracts	(285)	(3,313)	19	(18)	1,830	(1,035)	(995)	(3,797)	(1,813)	(9)
Equity securities	8,910	4	1	(2)	—	3	(8,896)	20	(2)	(6)
Other assets and liabilities	(791)	624	—	—	—	—	—	(167)	624	(10)
(1)All amounts represent net gains (losses) included in net income except for AFS debt securities and other assets and liabilities which also included net gains (losses) in other comprehensive income. Net gains (losses) included in other comprehensive income for AFS debt securities were $21 million, $(27) million and $(37) million for the years ended December 31, 2024, 2023 and 2022, respectively. Net gains (losses) included in other comprehensive income for other assets and liabilities were $(14) million, $(12) million and $71 million for the years ended December 31, 2024, 2023 and 2022, respectively.
(2)Includes originations of mortgage servicing rights and loans held for sale.
(3)All assets and liabilities transferred into Level 3 were previously classified within Level 2.
(4)All assets and liabilities transferred out of Level 3 are classified as Level 2. During first quarter 2022, we transferred $8.9 billion of equity securities and $1.4 billion of related economic hedging derivative assets (equity contracts) out of Level 3 due to our election to measure fair value of these instruments as a portfolio. Under this election, the unit of valuation is the portfolio-level, rather than each individual instrument. The unobservable inputs previously significant to the valuation of the instruments individually are no longer significant, as those unobservable inputs offset under the portfolio election.
(5)All amounts represent net unrealized gains (losses) related to assets and liabilities held at period end included in net income except for AFS debt securities and other assets and liabilities which also included net unrealized gains (losses) related to assets and liabilities held at period end in other comprehensive income. Net unrealized gains (losses) included in other comprehensive income for AFS debt securities were $22 million, $(28) million and $(9) million for the years ended December 31, 2024, 2023 and 2022, respectively. Net unrealized gains (losses) included in other comprehensive income for other assets and liabilities were $(14) million, $(12) million and $71 million for the years ended December 31, 2024, 2023 and 2022, respectively.
(6)Included in net gains from trading and securities on our consolidated statement of income.
(7)Included in mortgage banking income on our consolidated statement of income.
(8)For additional information on the changes in mortgage servicing rights, see Note 6 (Mortgage Banking Activities).
(9)Included in mortgage banking income, net gains from trading and securities, and other noninterest income on our consolidated statement of income.
(10)Included in other noninterest income on our consolidated statement of income.

Valuation Techniques – Recurring Basis
Table 15.3 provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of our Level 3 assets and liabilities measured at fair value on a recurring basis.
Weighted averages of inputs are calculated using outstanding unpaid principal balances of loans serviced for residential MSRs and notional amounts for derivative instruments.
Table 15.3: Valuation Techniques – Recurring Basis

($ in millions, except cost to service amounts)	Fair Value Level 3	Valuation Technique	Significant Unobservable Input	Range of Inputs				Weighted Average
December 31, 2024
Mortgage servicing rights (residential)	$6,844	Discounted cash flow	Cost to service per loan (1)	$60	-	451		103
			Discount rate	9.2	-	15.5%		10.1
			Prepayment rate (2)	6.8	-	19.4		8.1
Net derivative assets and (liabilities):
Interest rate contracts	(3,588)	Discounted cash flow	Discount rate	4.1	-	4.2		4.1
	(15)	Discounted cash flow	Default rate	0.4	-	1.1		0.5
			Loss severity	50.0	-	50.0		50.0
Equity contracts	(758)	Discounted cash flow	Conversion factor	(1.4)	-	0.0%		(0.7)
			Weighted average life	1.0	-	4.0	yrs	2.0
	(409)	Option model	Correlation factor	(70.0)	-	98.9%		65.3
			Volatility factor	6.5	-	138.0		41.1
December 31, 2023
Mortgage servicing rights (residential)	$7,468	Discounted cash flow	Cost to service per loan (1)	$52	-	527		105
			Discount rate	8.9	-	13.9%		9.4
			Prepayment rate (2)	7.3	-	24.3		8.9
Net derivative assets and (liabilities):
Interest rate contracts	(3,501)	Discounted cash flow	Discount rate	3.6	-	5.4		4.2
	(36)	Discounted cash flow	Default rate	0.4	-	5.0		1.2
			Loss severity	50.0	-	50.0		50.0
			Prepayment rate	22.0	-	22.0		22.0
Interest rate contracts: derivative loan commitments	(30)	Discounted cash flow	Fall-out factor	1.0	-	99.0		30.2
			Initial-value servicing	(5.5)	-	141.0	bps	10.0
Equity contracts	(1,020)	Discounted cash flow	Conversion factor	(6.9)	-	0.0%		(6.4)
			Weighted average life	0.5	-	2.0	yrs	1.1
	(454)	Option model	Correlation factor	(67.0)	-	99.0%		73.8
			Volatility factor	6.5	-	147.0		38.6
(1)The high end of the range of inputs is for servicing modified loans. For non-modified loans, the range is $60 - $162 at December 31, 2024, and $52 - $167 at December 31, 2023.
(2)Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.

Fair Value on a Nonrecurring Basis

Table 15.4 provides the fair value hierarchy and fair value at the date of the nonrecurring fair value adjustment for all assets that were still held as of December 31, 2024 and 2023, and for which a nonrecurring fair value adjustment was recorded during the years then ended.
Table 15.4: Fair Value on a Nonrecurring Basis

	December 31, 2024			December 31, 2023
(in millions)	Level 2	Level 3	Total	Level 2	Level 3	Total
Loans held for sale (1)	$841	287	1,128	326	297	623
Loans:
Commercial	1,376	—	1,376	1,565	—	1,565
Consumer	91	—	91	97	—	97
Total loans	1,467	—	1,467	1,662	—	1,662
Equity securities	1,451	2,570	4,021	2,086	2,354	4,440
Other assets	4,959	9	4,968	2,451	58	2,509
Total assets at fair value on a nonrecurring basis	$8,718	2,866	11,584	6,525	2,709	9,234
(1)Consists of commercial mortgages and residential mortgage – first lien loans.

Gains (Losses) on Assets with Nonrecurring Fair Value Adjustments
Table 15.5 presents the gains (losses) on all assets held at the end of the reporting periods presented for which a nonrecurring fair value adjustment was recognized in earnings during the respective periods.
Table 15.5: Gains (Losses) on Assets with Nonrecurring Fair Value Adjustments

	Year ended December 31,
(in millions)	2024	2023	2022
Loans held for sale	$7	(9)	(120)
Loans:
Commercial	(1,139)	(716)	(96)
Consumer	(516)	(706)	(739)
Total loans	(1,655)	(1,422)	(835)
Mortgage servicing rights (commercial)	—	—	4
Equity securities (1)	57	(718)	(1,191)
Other assets (2)	306	(122)	(275)
Total	$(1,285)	(2,271)	(2,417)
(1)Includes impairment of equity securities and observable price changes related to equity securities accounted for under the measurement alternative.
(2)Includes impairment of operating lease ROU assets, valuation of physical commodities inventory, valuation losses on foreclosed real estate, and other collateral owned, and impairment of venture capital and private equity investments in consolidated portfolio companies.

Valuation Techniques – Nonrecurring Basis
Table 15.6 provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of our Level 3 assets that are measured at fair value on a nonrecurring basis. Weighted averages of inputs for equity securities are calculated using carrying value prior to the nonrecurring fair value measurement.
Table 15.6: Valuation Techniques – Nonrecurring Basis

($ in millions)	Fair Value Level 3	Valuation Technique (1)	Significant Unobservable Input (1)	Range of Inputs Positive (Negative)			Weighted Average
December 31, 2024
Equity securities	$1,309	Market comparable pricing	Comparability adjustment	(100.0)	-	2.3%	(36.1)
	1,261	Market comparable pricing	Multiples	0.9x	-	8.9x	2.9x
December 31, 2023
Equity securities	$1,721	Market comparable pricing	Multiples	0.7x	-	27.1x	8.4x
	591	Market comparable pricing	Comparability adjustment	(100.0)	-	(11.5)%	(42.9)
	42	Discounted cash flow	Discount rate	5.0	-	5.0	5.0
(1)Refer to the narrative following Table 15.3 for a definition of the valuation technique(s) and significant unobservable inputs used in the valuation of these assets.

Fair Value Option
Table 15.7 reflects differences between the fair value carrying amount of the assets and liabilities for which we have elected the fair value option and the contractual aggregate unpaid principal amount at maturity.
Table 15.7: Fair Value Option

	December 31, 2024			December 31, 2023
(in millions)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Loans held for sale (1)	$4,713	4,864	(151)	2,892	3,119	(227)
Interest-bearing deposits	(318)	(317)	(1)	(1,297)	(1,298)	1
Long-term debt (2)	(3,495)	(4,118)	623	(2,308)	(2,864)	556
(1)Nonaccrual loans and loans 90 days or more past due and still accruing included in LHFS for which we have elected the fair value option were insignificant at December 31, 2024 and 2023.
(2)Includes zero coupon notes for which the aggregate unpaid principal amount reflects the contractual principal due at maturity.

Gains (Losses) on Changes in Fair Value Included in Earnings
Table 15.8 reflects amounts included in earnings related to initial measurement and subsequent changes in fair value, by income statement line item, for assets and liabilities for which the fair value option was elected. Amounts recorded in net interest income are excluded from the table below.

Table 15.8: Gains (Losses) on Changes in Fair Value Included in Earnings

	2024			2023			2022
(in millions)	Mortgage banking noninterest income	Net gains from trading and securities	Other noninterest income	Mortgage banking noninterest income	Net gains from trading and securities	Other noninterest income	Mortgage banking noninterest income	Net gains from trading and securities	Other noninterest income
Loans held for sale	$106	35	—	230	46	(26)	(681)	6	—
Interest-bearing deposits	—	(2)	—	—	(22)	—	—	—	—
Long-term debt	—	86	—	—	(81)	—	—	52	—

Fair Value Estimates for Financial Instruments
Table 15.9 presents a summary of fair value estimates for financial instruments that are not carried at fair value on a recurring basis. Some financial instruments are excluded from the scope of this table, such as certain insurance contracts, certain nonmarketable equity securities, and leases. This table also excludes assets and liabilities that are not financial instruments such as the value of the long-term relationships with our deposit, credit card and trust customers, MSRs, premises and equipment, goodwill and deferred taxes.
Loan commitments, standby letters of credit and commercial and similar letters of credit are not included in
Table 15.9. A reasonable estimate of the fair value of these instruments is the carrying value of deferred fees plus the allowance for unfunded credit commitments, which totaled $546 million and $575 million at December 31, 2024 and 2023, respectively.
The total of the fair value calculations presented does not represent, and should not be construed to represent, the underlying fair value of the Company.
Table 15.9: Fair Value Estimates for Financial Instruments

		Estimated fair value
(in millions)	Carrying amount	Level 1	Level 2	Level 3	Total
December 31, 2024
Financial assets
Cash and due from banks (1)	$37,080	37,080	—	—	37,080
Interest-earning deposits with banks (1)	166,281	165,903	378	—	166,281
Federal funds sold and securities purchased under resale agreements (1)	105,330	—	105,330	—	105,330
Held-to-maturity debt securities	234,948	2,015	188,756	3,008	193,779
Loans held for sale	1,547	—	1,216	384	1,600
Loans, net (2)	882,361	—	3,211	845,016	848,227
Equity securities (cost method)	3,782	—	—	3,868	3,868
Total financial assets	$1,431,329	204,998	298,891	852,276	1,356,165
Financial liabilities
Deposits (3)	$139,547	—	63,497	75,692	139,189
Short-term borrowings	108,540	—	108,547	—	108,547
Long-term debt (4)	169,567	—	171,747	2,334	174,081
Total financial liabilities	$417,654	—	343,791	78,026	421,817
December 31, 2023
Financial assets
Cash and due from banks (1)	$33,026	33,026	—	—	33,026
Interest-earning deposits with banks (1)	204,193	203,960	233	—	204,193
Federal funds sold and securities purchased under resale agreements (1)	80,456	—	80,456	—	80,456
Held-to-maturity debt securities	262,708	2,288	222,209	2,819	227,316
Loans held for sale	2,044	—	848	1,237	2,085
Loans, net (2)	905,764	—	52,127	818,358	870,485
Equity securities (cost method)	5,276	—	—	5,344	5,344
Total financial assets	$1,493,467	239,274	355,873	827,758	1,422,905
Financial liabilities
Deposits (3)	$190,970	—	127,738	62,372	190,110
Short-term borrowings	89,340	—	89,340	—	89,340
Long-term debt (4)	205,261	—	205,705	2,028	207,733
Total financial liabilities	$485,571	—	422,783	64,400	487,183
(1)Amounts consist of financial instruments for which carrying value approximates fair value.
(2)Excludes lease financing, net of allowance for credit losses, of $16.2 billion at both December 31, 2024 and 2023.
(3)Excludes deposit liabilities with no defined or contractual maturity of $1.2 trillion at both December 31, 2024 and 2023.
(4)Excludes obligations under finance leases of $16 million and $19 million at December 31, 2024 and 2023, respectively.